Fresh-Start Reporting - Assets and Liabilities (Details)-10K - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Jan. 31, 2021
Current assets:
Cash and cash equivalents	$ 69,517	$ 138,176	$ 68,933
Restricted cash	4,848	14,015
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively	99,526	173,876
Prepaid expenses and other current assets	40,021	37,082
Total current assets	257,817	427,223
Property and equipment, net	12,002	11,475
Goodwill	1,104,332	795,811
Net Carrying Amount, Intangible assets	868,218	793,859
Right of use assets	15,310	17,988
Other assets	11,357	10,780
Total assets	2,428,057	2,221,948
Current liabilities:
Current maturities of long-term debt	37,795	4,800
Borrowings under accounts receivable facility	27,990	74,629
Accounts payable	28,333	24,159
Accrued compensation	27,066	40,822
Accrued expenses and other current liabilities	41,388	47,757
Lease liabilities	4,967	6,387
Deferred revenue, current	236,800	259,701
Total current liabilities	479,027	545,722
Long-term debt, net of current portion	585,072	462,185
Lease liabilities non-current	10,277	11,750
Deferred revenue, non-current	1,708	1,248
Other long-term liabilities	11,548	11,125
Stockholders' Equity
Common stock	14	11
Additional paid-in capital (Predecessor and Successor)	1,495,820	1,306,146
Accumulated deficit	(268,872)	(247,229)
Accumulated other comprehensive loss	(1,278)	970
Total Stockholders' Equity	1,225,684	1,059,898	$ 542,336	$ 579,969
Total liabilities and shareholders' equity	$ 2,428,057	$ 2,221,948